Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Entity Registrant Name	Uxin Ltd
Entity Central Index Key	0001729173
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Class A ordinary shares
Entity Common Stock, Shares Outstanding		846,771,473
Class B ordinary shares
Entity Common Stock, Shares Outstanding		40,809,861